Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Schedule of Accounts receivable, net

	December 31,
	2023	2022

Accounts receivable	$2	$—
Allowance for doubtful accounts	—	—
	$2	$—